Advances for Vessels - Schedule of Advances for Vessel Acquisition and Vessels under Construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Advances For Assets Acquisitions And Assets Under Construction [Abstract]
Advances for vessels, beginning balance	$ 9,126
Additions for advances, including capitalized expenses and interest	36,326
Transferred to vessel cost	(14,247)
Advances for vessels, ending balance	$ 31,205